Provisions and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Provisions and Other Liabilities

(CAD$ in millions)	December 31, 2022	December 31, 2021
Decommissioning and restoration provisions and other provisions (a)	$2,805	$3,813
Obligation to Neptune Bulk Terminals (b)	189	170
Derivative liabilities (net of current portion of $10 (2021 – $9))	26	51
ENAMI preferential dividend liability (Note 11(a))	286	78
QB2 variable consideration to IMSA (Note 11(a))	114	98
Other IMSA payable (net of current portion of $68 (2021 – $nil))	—	61
Other liabilities	97	83
	$3,517	$4,354

a) Decommissioning and Restoration Provisions and Other Provisions

Summary of Movements in Provisions
The following table summarizes the movements in provisions for the year ended December 31, 2022:

(CAD$ in millions)	Decommissioning and Restoration Provisions	Other Provisions	Total
As at January 1, 2022	$3,725	$298	$4,023
Settled during the year	(131)	(34)	(165)
Change in discount rate	(1,493)	—	(1,493)
Change in amount and timing of cash flows	688	63	751
Accretion	143	6	149
Transfer to liabilities associated with assets held for sale	(153)	—	(153)
Changes in foreign exchange rates	41	13	54
As at December 31, 2022	2,820	346	3,166
Less current portion of provisions (Note 18)	(258)	(103)	(361)
Non-current provisions	$2,562	$243	$2,805